                       COLUMBIA FUNDS INSTITUTIONAL TRUST

                           CMG STRATEGIC EQUITY FUND
                             CMG SMALL/MID CAP FUND
                          CMG INTERNATIONAL STOCK FUND
                               CMG CORE BOND FUND
                              CMG HIGH YIELD FUND
                          CMG INTERNATIONAL BOND FUND
                            CMG SHORT TERM BOND FUND
                         CMG ULTRA SHORT TERM BOND FUND
                           CMG INTERMEDIATE BOND FUND
                            CMG CORE PLUS BOND FUND
                            CMG GOVERNMENT BOND FUND
                 CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND
                           CMG SMALL CAP GROWTH FUND
                        CMG ENHANCED S&P 500 INDEX FUND
                            CMG LARGE CAP VALUE FUND
                           CMG LARGE CAP GROWTH FUND
                             CMG MID CAP VALUE FUND
                            CMG MID CAP GROWTH FUND
                            CMG SMALL CAP VALUE FUND

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

                               DECEMBER 22, 2006

The paragraph immediately following heading "COMPENSATION" within the section entitled "MANAGEMENT: PORTFOLIO MANAGERS" is replaced in its entirety as follows:

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

                                                              INT-50/115933-1206